KIRKLAND & ELLIS LLP
                PARTNERSHIPS INCLUDING PROFESSIONAL CORPORATIONS



                               300 North LaSalle
                            Chicago, Illinois 60654

                                November 1, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Kirr, Marbach Partners Value Fund
                           (Registration Nos. 333-65829; 811-9067)

Dear Ladies and Gentlemen:

      We hereby file Post Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A pursuant to Rule 485(a)(1) under the Securities Act of 1993, as amended (the "Act"). This filing reflects changes made to the registration statement to comply with the revised Form N-1A requirements.

      Please do not hesitate to contact me at (312) 862-2512 or Nabil Sabki at
(312) 862-2369 if you have any questions.

                                                     Very truly yours,

                                                     KIRKLAND & ELLIS LLP

                                                     /s/ Robert Morrison
                                                     -----------------------
                                                     Robert Morrison